Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Entity Registrant Name	AUBURN NATIONAL BANCORPORATION, INC
Amendment Flag	false
Entity Central Index Key	0000750574
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-26486
Entity Tax Identification Number	63-0885779
Entity Address, Address Line One	100 North Gay Street
Entity Address, Address Line Two	P.O. Drawer 3110
Entity Address, City or Town	Auburn
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36831-3110
City Area Code	(334)
Local Phone Number	821-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	AUBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false